Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Revenue	$ 52,800	$ 0	$ 108,574	$ 0
San Diego Gas and Electric Company [Member]
Revenue			$ 108,574
Rental agreement description			The term of the rental agreement is in effect until December 2020 with a monthly payment of $17,000.